Managed Container Fleet (Tables)	3 Months Ended
Mar. 31, 2020
Revenue From Contract With Customer [Abstract]
Schedule of Company's Leasing Equipment

The Company’s container leasing equipment includes such managed containers in the condensed consolidated balance sheet as of March 31, 2020 and December 31, 2019, which consisted of the following:

	March 31, 2020			December 31, 2019
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Containers - owned fleet	$5,474,139	$(1,482,366)	$3,991,773	$5,582,986	$(1,442,986)	$4,140,000
Containers - managed fleet	15,971	(311)	15,660	16,332	(181)	16,151
Total containers	$5,490,110	$(1,482,677)	$4,007,433	$5,599,318	$(1,443,167)	$4,156,151

Summary of Total Lease Management Fee Income from Managed Fleet, Including Management Fees Earned from Acquisition Fees and Sales Commissions

Total management fee income from the managed fleet, including management fees earned from acquisition fees and sales commissions during the three months ended March 31, 2020 and 2019 were as follows (see Note 5 “Transactions with Affiliates and Container Investors”):

	Three Months Ended March 31,
	2020	2019
Lease rental income - managed fleet	$15,406	$26,553
Less: distribution expense to managed fleet container investors	(14,163)	(24,480)
Less: depreciation and interest expense on managed containers purchased on or after January 1, 2019	(239)	—
Management fees from leasing	1,004	2,073
Management fees from non-leasing services	1,484	2,301
Total management fees	$2,488	$4,374

Summary of Reconciliation of Balance Sheet Accounts From the Managed Fleet to Total Amount in Condensed Consolidated Balance Sheets

The following table provides a reconciliation of the balance sheet accounts from the managed fleet to the total amount as of March 31, 2020 and December 31, 2019 in the condensed consolidated balance sheets (also, see Note 5 “Transactions with Affiliates and Container Investors”):

	March 31, 2020	December 31, 2019
Accounts receivable - owned fleet	$103,855	$96,158
Accounts receivable - managed fleet	15,050	13,226
Total accounts receivable	$118,905	$109,384

Prepaid expenses and other current assets - owned fleet	$14,224	$14,627
Prepaid expenses and other current assets - managed fleet	143	189
Total prepaid expenses and other current assets	$14,367	$14,816

Accounts payable and accrued expenses - owned fleet	$19,659	$21,451
Accounts payable and accrued expenses - managed fleet	1,840	1,953
Total accounts payable and accrued expenses	$21,499	$23,404

Container contracts payable - owned fleet	$5,294	$9,394
Container contracts payable - managed fleet	—	—
Total container contracts payable	$5,294	$9,394